Post-Employment Benefits - Summary of Change in the Net Defined Benefit Obligation (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Opening balance	kr 32,775	kr 25,998
Adjustment	(122)
Opening balance adjusted	32,653	25,998
Included in the income statement
Current service cost	2,424	1,977
Past service cost and gains and losses on settlements	(76)	(266)
Interest cost/income (+/–)	305	639
Taxes and administrative expenses	29	49
Other	53	1
Components of defined benefit cost recognized	2,735	2,400
Remeasurements
Return on plan assets excluding amounts in interest expense/income	(4,734)	(5,758)
Actuarial gains/losses (–/+) arising from changes in demographic assumptions	10	(775)
Actuarial gains/losses (–/+) arising from changes in financial assumptions	9,247	12,443
Experience-based gains/losses (–/+)	320	(126)
Total remeasurements	4,843	5,784
Translation difference	(124)	3
Contributions and payments from:
Employers	(5,533)	(1,504)
Plan participants		2
Settlements	(12)	(35)
Business combinations and divestments	15	127
Closing balance	34,577	32,775
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening balance	102,434	90,320
Adjustment	2,654
Opening balance adjusted	105,088	90,320
Included in the income statement
Current service cost	2,424	1,977
Past service cost and gains and losses on settlements	(76)	(266)
Interest cost/income (+/–)	1,759	2,577
Other	51	(1)
Components of defined benefit cost recognized	4,158	4,287
Remeasurements
Actuarial gains/losses (–/+) arising from changes in demographic assumptions	10	(775)
Actuarial gains/losses (–/+) arising from changes in financial assumptions	9,247	12,443
Experience-based gains/losses (–/+)	320	(126)
Total remeasurements	9,577	11,542
Translation difference	(5,373)	2,079
Contributions and payments from:
Employers	(1,921)	(1,183)
Plan participants	223	28
Benefit payments	(1,834)	(2,044)
Settlements	(1,745)	(2,722)
Business combinations and divestments	15	127
Closing balance	108,188	102,434
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening balance	(69,659)	(64,322)
Adjustment	(2,776)
Opening balance adjusted	(72,435)	(62,322)
Included in the income statement
Interest cost/income (+/–)	(1,454)	(1,938)
Taxes and administrative expenses	29	49
Other	2	2
Components of defined benefit cost recognized	(1,423)	(1,887)
Remeasurements
Return on plan assets excluding amounts in interest expense/income	(4,734)	(5,758)
Total remeasurements	(4,734)	(5,758)
Translation difference	5,249	(2,076)
Contributions and payments from:
Employers	(3,612)	(321)
Plan participants	(223)	(26)
Benefit payments	1,834	2,044
Settlements	1,733	2,687
Closing balance	kr (73,611)	kr (69,659)